USAA Growth Fund

Supplement dated February 1, 2023,

to the Summary Prospectus and Prospectus

each dated December 1, 2022

Effective February 1, 2023, NewBridge Asset Management ("NewBridge"), one of the investment franchises for Victory Capital Management Inc., no longer manages a portion of the USAA Growth Fund (the "Fund").

All references to NewBridge, it's investment strategy, and its portfolio management team (Mr. Erick Maronak, Mr. Jason Dahl, Mr. Michael Koskuba, and Ms. Kristin Fong) are hereby removed from the Summary Prospectuses and Prospectus.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Growth Fund

Supplement dated February 1, 2023,

to the Statement of Additional Information ("SAI")

dated December 1, 2022, as supplemented

Effective February 1, 2023, NewBridge Asset Management ("NewBridge"), one of the investment franchises for Victory Capital Management Inc., no longer manages a portion of the USAA Growth Fund (the "Fund").

All references to NewBridge and its portfolio management team (Mr. Erick Maronak, Mr. Jason Dahl, Mr. Michael Koskuba, and Ms. Kristin Fong) are hereby removed from the SAI.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.